Stock-Based Awards - Summary of Stock-Based Compensation Expense was Classified in the Statements of Operations and Comprehensive Loss (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 2,161	$ 1,080	$ 5,033	$ 3,122
Research and development expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	1,204	688	2,967	2,039
General and administrative expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 957	$ 392	$ 2,066	$ 1,083